Income Taxes - Schedule of Income Tax Expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Major Components Of Tax Expense Income [Abstract]
Current tax expense	₩ 4,180	₩ 3,240
Deferred tax expense (benefit)	(3,036)
Income tax expenses	₩ 1,144	₩ 3,240